JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.3%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	12,241,611	152,285,636

Fixed Income — 9.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,716,325	58,623,914
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,936,653	122,642,550
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,599,840	38,770,272
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,099,136	8,551,276
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,032,057	7,988,122
JPMorgan High Yield Fund Class R6 Shares (a)	21,808,365	148,514,966
JPMorgan Managed Income Fund Class L Shares (a)	311,203	3,127,589

Total Fixed Income		388,218,689

International Equity — 36.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	20,671,983	362,586,589
JPMorgan International Advantage Fund Class R6 Shares (a)	12,265,950	226,674,758
JPMorgan International Focus Fund Class R6 Shares (a)	18,543,709	427,617,935
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	24,428,712	407,959,495

Total International Equity		1,424,838,777

U.S. Equity — 45.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	15,980,571	498,753,615
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	771,876	43,734,518
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	893,211	22,616,104
JPMorgan Small Cap Value Fund Class R6 Shares (a)	946,844	19,192,522
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,254,921	433,435,442
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,097,339	352,395,480
JPMorgan Value Advantage Fund Class R6 Shares (a)	12,995,218	397,913,564

Total U.S. Equity		1,768,041,245

TOTAL INVESTMENT COMPANIES (Cost $3,214,227,945)		3,733,384,347

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $51,679,892)	51,457,400	51,855,391

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $37,774,039)	427,248	30,740,493

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $100,767,509)	100,767,509	100,767,509

Total Investments — 100.0% (Cost $3,404,449,385)		3,916,747,740
Other Assets Less Liabilities — 0.0%(d)		609,491

Net Assets — 100.0%		3,917,357,231

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,818	12/2020	EUR	67,824,779	(2,744,290)
MSCI EAFE E-Mini Index	24	12/2020	USD	2,223,840	(60,458)
MSCI Emerging Markets E-Mini Index	1,471	12/2020	USD	80,044,465	(707,319)
Russell 2000 E-Mini Index	839	12/2020	USD	63,147,335	667,109
S&P 500 E-Mini Index	666	12/2020	USD	111,538,350	801,893
S&P Midcap 400 E-Mini Index	506	12/2020	USD	93,878,180	313,943
U.S. Treasury 10 Year Note	1,058	12/2020	USD	147,591,000	332,325

					(1,396,797)

Short Contracts
DJ US Real Estate Index	(684)	12/2020	USD	(21,429,720)	421,848
Euro-Bund	(616)	12/2020	EUR	(126,021,774)	(587,420)
FTSE 100 Index	(1,039)	12/2020	GBP	(78,154,570)	2,205,285

					2,039,713

					642,916

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$30,740,493	$—	$—	$30,740,493
Investment Companies	3,733,384,347	—	—	3,733,384,347
U.S. Treasury Obligations	—	51,855,391	—	51,855,391
Short-Term Investments
Investment Companies	100,767,509	—	—	100,767,509

Total Investments in Securities	$3,864,892,349	$51,855,391	$—	$3,916,747,740

Appreciation in Other Financial Instruments
Futures Contracts	$4,742,403	$—	$—	$4,742,403

Depreciation in Other Financial Instruments
Futures Contracts	$(4,099,487)	$—	$—	$(4,099,487)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$43,774,793	$—	$13,641,028	$(2,927,265)	$3,533,993	$30,740,493	427,248	$282,849	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	58,042,125	348,144	—	—	233,645	58,623,914	4,716,325	348,143	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	148,309,782	930,012	28,020,522	933,015	490,263	122,642,550	13,936,653	930,012	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	38,231,594	254,717	—	—	283,961	38,770,272	3,599,840	254,718	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,300,550	77,222	—	—	173,504	8,551,276	1,099,136	77,222	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	346,563,773	—	18,185,742	477,656	33,730,902	362,586,589	20,671,983	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,820,418	66,114	—	—	101,590	7,988,122	1,032,057	66,113	—
JPMorgan Growth Advantage Fund Class R6 Shares*(a)	440,645,249	8,994,625	15,318,560	2,420,958	62,011,343	498,753,615	15,980,571	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	93,165,135	52,367,060	—	—	2,982,771	148,514,966	21,808,365	1,497,237	—
JPMorgan International Advantage Fund Class R6 Shares (a)	225,330,436	—	9,385,699	(1,122,424)	11,852,445	226,674,758	12,265,950	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	415,884,695	—	24,738,324	1,836,715	34,634,849	427,617,935	18,543,709	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	388,011,984	13,283,968	5,840,061	(983,258)	13,486,862	407,959,495	24,428,712	—	—
JPMorgan Managed Income Fund Class L Shares (a)	3,120,433	7,159	—	—	(3)	3,127,589	311,203	7,159	—
JPMorgan Realty Income Fund Class R6 Shares (a)	141,869,631	8,471,947	—	—	1,944,058	152,285,636	12,241,611	582,563	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	41,580,982	—	—	—	2,153,536	43,734,518	771,876	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	25,111,463	—	6,161,221	3,091,294	574,568	22,616,104	893,211	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,800,609	61,885	—	—	330,028	19,192,522	946,844	61,885	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	437,851,146	1,134,333	47,894,526	6,659,425	35,685,064	433,435,442	24,254,921	1,134,333	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	90,659,104	243,777,974	233,669,569	—	—	100,767,509	100,767,509	21,091	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	362,811,797	1,953,566	45,117,587	11,467,039	21,280,665	352,395,480	12,097,339	1,953,566	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	437,179,535	—	54,096,915	(8,900,748)	23,731,692	397,913,564	12,995,218	—	—

Total	$3,773,065,234	$331,728,726	$502,069,754	$12,952,407	$249,215,736	$3,864,892,349		$7,216,891	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.